Material accounting policies	12 Months Ended
Dec. 31, 2023
Material Accounting Policies
Material accounting policies

2	Material accounting policies

2.1 Basis for preparation of the consolidated financial statements

The Company’s consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and considers the assumption that the Company will continue in operation for the foreseeable future.

The consolidated financial statements have been prepared on a historical cost basis, except for contingent consideration (earn-outs) that have been measured at fair value.

Afya Limited is a holding company, as such the primary source of revenue derives from its interest on the operational companies in Brazil. As result, the Brazilian Real has been determined as the Company’s functional currency.

The consolidated financial statements are presented in Brazilian reais (“BRL” or “R$”), which is the Company’s functional and presentation currency. All amounts are rounded to the nearest thousand.

The Company segregated the payments of principal and interest of loans and financing, lease liabilities, notes payable and accounts payables to selling shareholders in the consolidated statements of cash flows for the year ended December 31, 2023, in accordance with the provisions set forth in IAS 7 – Statement of Cash Flows. As a result, Management revised, retrospectively, the prior periods consolidated statements of cash flows for the years ended December 31, 2022 and 2021, for comparative purposes. The Company assessed the materiality of this matter and, based on an analysis of quantitative and qualitative considerations, determined that the segregation of payments of principal and interest on prior periods over such transactions is not material to its consolidated financial statements. However, even if it is not material, the segregation of payments of principal and interest regarding such transactions for the years ended December 31, 2022 and 2021 are appropriate for the users of the consolidated financial statements, considering the comparability of such information over the years presented. The payments of interest of loans and financing, lease liabilities, notes payable and accounts payables to selling shareholders are classified within the consolidated statements of cash flows under the same activities of which the payments of principal are classified. As a result, no change occurred in the net cash flows used in investing activities and net cash flows generated (used) in financing activities in the consolidated statements of cash flows for the years ended December 31, 2022 and 2021.

These consolidated financial statements as of and for the year ended December 31, 2023 were approved by the Board of Directors for issuance on March 14, 2024.

2.2 Basis consolidation

The table below is a list of the Company’s subsidiaries and associate:

				Direct and indirect interest
Name	Main activities	Location	Investment type	December 31, 2023	December 31, 2022
Afya Participações S.A. (“Afya Brazil”)	Holding	Nova Lima - MG	Subsidiary	100%	100%
Instituto Tocantinense Presidente Antônio Carlos Porto S.A. - (“ITPAC Porto”)	Undergraduate degree programs	Porto Nacional - TO	Subsidiary	100%	100%
Instituto Tocantinense Presidente Antônio Carlos S.A. - (“ITPAC Araguaína”)	Undergraduate degree programs	Araguaína - TO	Subsidiary	100%	100%
União Educacional do Vale do Aço S.A. - (“UNIVAÇO”)	Medicine undergraduate degree program	Ipatinga - MG	Subsidiary	100%	100%
IPTAN - Instituto de Ensino Superior Presidente Tancredo de Almeida Neves S.A. (“IPTAN”)	Undergraduate degree programs	São João Del Rei - MG	Subsidiary	100%	100%
Instituto de Educação Superior do Vale do Parnaíba S.A. (“IESVAP”)	Undergraduate degree programs	Parnaíba - PI	Subsidiary	80%	80%
Centro de Ciências em Saúde de Itajubá S.A. (“CCSI”) (vi)	Medicine undergraduate degree program	Itajubá - MG	Subsidiary	75%	60%
Instituto de Ensino Superior do Piauí S.A. (“IESP”)	Undergraduate and graduate degree programs	Teresina - PI	Subsidiary	100%	100%
Centro Integrado de Saúde de Teresina (“CIS”) (v)	Outpatient care	Teresina - PI	Subsidiary	-	100%
FADEP - Faculdade Educacional de Pato Branco Ltda. (“FADEP”)	Undergraduate degree programs	Pato Branco - PR	Subsidiary	100%	100%
Medcel Editora e Eventos S.A. (“Medcel”)	Medical education content	São Paulo - SP	Subsidiary	100%	100%
Instituto Educacional Santo Agostinho S.A. (“FASA”)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	100%	100%
ESMC Educação Superior Ltda. (“ESMC”) (iii)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	-	100%
Instituto de Pesquisa e Ensino Médico do Estado de Minas Gerais Ltda. (“IPEMED”)	Graduate	Belo Horizonte - MG	Subsidiary	100%	100%
Instituto Paraense de Educação e Cultura Ltda. (“IPEC”)	Medicine degree programs	Marabá - PA	Subsidiary	100%	100%
Sociedade Universitária Redentor S.A. (“UniRedentor”)	Undergraduate and graduate degree programs	Itaperuna - RJ	Subsidiary	100%	100%
Centro de Ensino São Lucas Ltda. (“UniSL”)	Undergraduate degree programs	Porto Velho - RO	Subsidiary	100%	100%
Peb Med Instituição de Pesquisa Médica e Serviços Ltda. (“PebMed”)	Content and clinical tools and online platform	Rio de Janeiro - RJ	Subsidiary	100%	100%
Sociedade de Educação, Cultura e Tecnologia da Amazônia S.A. - (“FESAR”)	Undergraduate degree programs	Redenção - PA	Subsidiary	100%	100%
Centro Superior de Ciências da Saúde S/S Ltda. (“FCMPB”)	Medicine degree programs	João Pessoa - PB	Subsidiary	100%	100%
iClinic Desenvolvimento de Software Ltda. (“iClinic”)	Electronic Medical Record, Clinical Management System	Ribeirão Preto - SP	Subsidiary	100%	100%
Medicinae Solutions S.A. (“Medicinae”)	Healthcare payments and financial services	Rio de Janeiro - RJ	Subsidiary	100%	100%
Medical Harbour Aparelhos Médico Hospitalares e Serviços em Tecnologia Ltda. (“Medical Harbour”)	Educational health and medical imaging	Florianópolis - SC	Subsidiary	100%	100%
Cliquefarma Drogarias Online Ltda. (“Cliquefarma”)	Online platform	São Paulo - SP	Subsidiary	100%	100%
Shosp Tecnologia da Informação Ltda. (“Shosp”)	Electronic Medical Record, Clinical Management System	Rio de Janeiro - RJ	Subsidiary	100%	100%
Sociedade Padrão de Educação Superior Ltda. (“UnifipMoc”)	Undergraduate degree programs	Montes Claros - MG	Subsidiary	100%	100%
Núcleo de Atenção à Saúde e de Práticas Profissionalizantes (“NASPP) (iv)	Outpatient care	Montes Claros - MG	Subsidiary	-	100%
Companhia Nilza Cordeiro Herdy de Educação e Cultura (“Unigranrio”)	Undergraduate and graduate degree programs	Duque de Caxias - RJ	Subsidiary	100%	100%
Policlínica e Centro de Estética Duque de Caxias Ltda. (“Policlínica”)	Outpatient care	Duque de Caxias - RJ	Subsidiary	100%	100%
Sociedade Educacional de Palhoça S/A Ltda. (“SOCIESP”) (ii)	Basic Education	Palhoça - SC	Subsidiary	-	100%
Instituto de Ensino Superior de Palhoça S/S Ltda. (“IESP PALHOÇA”) (ii)	Undergraduate degree programs	Palhoça - SC	Subsidiary	-	100%
RX PRO Soluções de Tecnologia Ltda. (“RX PRO”)	Marketing for pharmaceutical industry	São Paulo - SP	Subsidiary	100%	100%
RX PRO LOG Transporte e Logística Ltda. (“RX PRO LOG”)	Marketing for pharmaceutical industry	São Paulo - SP	Subsidiary	100%	100%
BMV Atividades Médicas Ltda. (“Além da Medicina”)	Medical education content	São Paulo - SP	Subsidiary	100%	100%
Cardiopapers Soluções Digitais Ltda. (“CardioPapers”)	Medical education content	Recife - PE	Subsidiary	100%	100%
Quasar Telemedicina Desenvolvimento de Sistemas Computacionais Ltda. (“Glic”)	Patient physician relationship	Barueri - SP	Subsidiary	100%	100%
Sociedade Educacional e Cultural Sergipe DelRey Ltda. (“DelRey”) (i)	Undergraduate degree programs	Maceió - AL	Subsidiary	100%	-
União Educacional do Planalto Central S.A. (“UEPC”)	Undergraduate degree programs	Brasília - DF	Associate	30%	30%

(i)	See Note 5 for further details of the business combination in 2023.
(ii)	IESP was merged by Unigranrio and SOCIESP had its operations closed down, both in January 2023.
(iii)	ESMC was merged with UnifipMoc in February 2023.
(iv)	NASPP was merged with UnifipMoc in July 2023.
(v)	CIS was merged with IESP in December 2023.
(vi)	Acquisition of additional interest in CCSI: On October 31, 2023, Afya Brazil acquired an additional 15% interest in CCSI, increasing its ownership interest to 75% of total shares. A cash consideration of R$21,000 was paid to the non-controlling shareholders. The carrying value of the net assets of CCSI (excluding goodwill on the original acquisition) was R$10,155, and the difference were recorded in retained earnings in the equity attributable to equity holders of the parent.

The financial information of the acquired subsidiaries is included in the Company’s consolidated financial statements beginning on the respective acquisition dates.

The Company consolidates the financial information for all entities it controls. Control is achieved when the Company is exposed to, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and it ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

When necessary, adjustments are made to the financial statements of subsidiaries in order to bring their accounting policies in line with the Company’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a change of control, is accounted for as an equity transaction. If the Company loses control over a subsidiary, it derecognizes the related assets (including goodwill), liabilities, non-controlling interest and other components of equity, while any resulting gain or loss is recognized in the statement of income.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statements of financial position, consolidated statements of income and comprehensive income and consolidated statements of changes in equity.

2.3 Summary of material accounting policies

This note provides a description of the material accounting policies adopted in the preparation of these consolidated financial statements in addition to other policies that have been disclosed in other notes to these consolidated financial statements. These policies have been consistently applied to all periods presented.

The accounting policies have been consistently applied to all consolidated companies.

a) Business combinations and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquiree. For each business combination, the Company elects whether to measure the non-controlling interests in the acquiree at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition-related costs are expensed as incurred and included in selling, general and administrative expenses.

When the Company acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as of the acquisition date.

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the consolidated statement of income.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquire are assigned to those units.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

b) Current versus non-current classification

The Company presents assets and liabilities in the statement of financial position based on current and non-current classification. An asset is current when it is:

•	Expected to be realized or intended to be sold or consumed in the normal operating cycle;
•	Held primarily for the purpose of trading;
•	Expected to be realized within twelve months after the reporting period; or
•	Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.

All other assets are classified as non-current.

A liability is current when:

•	It is expected to be settled in the normal operating cycle;
•	It is held primarily for the purpose of trading;
•	It is due to be settled within twelve months after the reporting period; or
•	There is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.

The Company classifies all other liabilities as non-current.

Deferred tax assets and liabilities are classified as non-current assets and liabilities.

c) Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either: (i) in the principal market for the asset or liability; or (ii) in the absence of a principal market, in the most advantageous market for the asset or liability.

The principal or the most advantageous market must be accessible by the Company.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Company uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.

•	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.

•	Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

At each reporting date, the Company analyzes the movements in the values of assets and liabilities which are required to be remeasured or reassessed as per the Company’s accounting policies. For this analysis, the Company verifies the major inputs applied in the latest valuation by agreeing the information in the valuation computation to contracts and other relevant documents.

The Company also compares the change in the fair value of each asset and liability with relevant external sources to determine whether the change is reasonable.

For the purpose of fair value disclosures, the Company has determined classes of assets and liabilities on the basis of the nature, characteristics and risks of the asset or liability and the level of the fair value hierarchy, as explained above.

d) Financial instruments - initial recognition and measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

i)	Financial assets

Initial recognition and measurement

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, are measured at the transaction price determined under IFRS 15.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI (Other Comprehensive Income), it needs to give rise to cash flows that are “solely payments of principal and interest (SPPI)” on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Company’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the market place (regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.

Subsequent measurement

For purposes of subsequent measurement, financial assets are classified as: financial assets at amortized cost or financial assets at fair value through profit or loss. There are no financial assets designated as fair value through OCI.

Financial assets at amortized cost

The Company measures financial assets at amortized cost if both of the following conditions are met:

• The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows, and

• The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in the statement of income when the asset is derecognized, modified or impaired.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the statement of income. This category includes derivative instruments.

Derecognition

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Company’s statement of financial position) when:

•	The rights to receive cash flows from the asset have expired; or
•	The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.

Impairment of financial assets

Further disclosures relating to impairment of financial assets are also provided in the following notes:

•	Significant accounting judgments, estimates and assumptions - Note 3
•	Trade receivables - Note 7

The Company recognizes an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and the cash flows the Company expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

For trade receivables, the Company applies a simplified approach in calculating ECLs. Therefore, the Company does not track changes in credit risk, but instead recognizes an allowance for credit losses based on lifetime ECLs at each reporting date. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

The Company considers a financial asset to be in default when internal or external information indicates that the Company is unlikely to receive the outstanding contractual amounts in full before considering any credit enhancements held by the Company. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

ii)       Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

The Company’s financial liabilities include trade payables, loans and financing, notes payable, lease liabilities, advances from customers and accounts payable to selling shareholders.

Subsequent measurement

The measurement of financial liabilities depends on their classification, as described below:

Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss include financial liabilities held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

Financial liabilities are classified as held for trading if they are incurred for the purpose of repurchasing in the near term. This category also includes, when applicable, derivative financial instruments entered into by the Company that are not designated as hedging instruments in hedge relationships as defined by IFRS 9. Gains or losses on liabilities held for trading are recognized in the statement of income.

Financial liabilities designated upon initial recognition at fair value through profit or loss are designated at the initial date of recognition, and only if the criteria in IFRS 9 are satisfied.

Loans and borrowings

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in the statement of income when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by considering any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance expenses in the statement of income.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of income.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

e) Cash and cash equivalents

Cash and cash equivalents in the statement of financial position comprise cash at banks and on hand, and short-term financial investments with an original maturity of three months or less, which are subject to an insignificant risk of changes in value.

For the purpose of the statement of cash flows, cash and cash equivalents consist of cash and short-term financial investments, as they are considered an integral part of the Company’s cash management.

f) Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and accumulated impairment losses, if any.

Subsequent expenditures are capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Company.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Building	25 years
Machinery and equipment	10 years
Vehicles	4 years
Furniture and fixtures	10 years
IT equipment	5 years
Library books	10 years
Leasehold improvements	5 - 20 years

An item of property and equipment and any significant part initially recognized is derecognized upon disposal or when no future economic benefit is expected from its use or disposal. Any gain or loss arising on the derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of income when the asset is derecognized.

The residual values, useful lives and methods of depreciation of property and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

g) Leases

The Company assess at contract inception whether an arrangement is (or contains) a lease is based on the substance of the arrangement at the inception of the contract. The arrangement is, or contains, a lease if the arrangement conveys the right to control the use of the identified asset (or assets), even if that asset is (or those assets are) not explicitly specified in an arrangement for a period of time in exchange for consideration.

Company as a lessee

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment.

Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Company and payments of penalties for terminating a lease, if the lease term reflects the Company exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Company applies the short-term lease recognition exemption to its short-term leases of properties (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

h) Intangible assets

Intangible assets acquired separately are measured on initial recognition at cost. The cost of intangible assets acquired in a business combination is their fair value at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Internally generated intangibles are not capitalized and the related expenditure is reflected in the statement of income in the period in which the expenditure is incurred.

The useful lives of intangible assets are assessed as finite or indefinite.

Intangible assets with finite lives are amortized over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired.

The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed at least at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are considered to modify the amortization period or method, as appropriate, and are treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income in the expense category that is consistent with the function of the intangible assets.

Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the cash-generating unit level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be supportable. If not, the change in useful life from indefinite to finite is made on a prospective basis.

An intangible asset is derecognized upon disposal or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of income.

i) Impairment of non-financial assets

The Company assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Company estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples, quoted share prices for publicly traded companies or other available fair value indicators.

The Company bases its impairment calculation on detailed budgets and forecast calculations, which are prepared separately for each of the Company’s CGUs to which the individual assets are allocated. These budgets and forecast calculations generally cover a period of five years, considering the companies activities and maturation period of its graduate and undergraduate courses. A long-term growth rate is calculated and applied to project future cash flows after the last projected year.

For impairment testing, goodwill acquired through business combinations and licenses with indefinite useful lives are allocated to their respective CGUs. The Company defined each of its operating subsidiaries as a CGU, except for digital services segment, which combines subsidiaries of (i) “Content & Technology for medical education”; (ii) “Clinical Decision Software”; and (iii) “Practice Management Tools & Electronic Prescription”, where the subsidiaries were combined as one CGU following the business strategic pillars.

Whenever applicable, impairment losses of continuing operations are recognized in the statement of income in expense categories consistent with the function of the impaired asset.

For assets excluding goodwill, an assessment is made at each reporting date to determine whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, the Company estimates the asset’s or CGU’s recoverable amount. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the statement of income.

Goodwill is tested for impairment annually as at December 31 and when circumstances indicate that the carrying value may be impaired.

Impairment is determined for goodwill by assessing the recoverable amount of each CGU (or group of CGUs) to which the goodwill relates. When the recoverable amount of the CGU is less than its carrying amount, an impairment loss is recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Intangible assets with indefinite useful lives are tested for impairment annually as at December 31 at the CGU level, as appropriate, and when circumstances indicate that the carrying value may be impaired.

j) Investments

Investments in associates are initially recognized at consideration transferred and adjusted thereafter for the equity method, being increased or reduced from its interest in the investee's income after the acquisition date. An associate is an entity over which the Company has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee, but is not control or joint control over those policies.

k) Accounts payable to selling shareholders

These amounts represent liabilities related to the acquisitions made by the Company which are not yet due. Accounts payable to selling shareholders are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method, except for the contingent consideration related to earn-outs, which are measured at fair value through profit or loss.

l) Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. The expense relating to a provision is presented in the statement of income, net of any reimbursement, when applicable.

m) Dividends

The Company recognizes a liability to pay a dividend when the distribution is authorized and the distribution is no longer at the discretion of the Company. The distribution is authorized when it is required to pay a minimum dividend of the net income for the year in accordance with the Brazilian Corporate Law (applicable for Afya Brazil and its subsidiaries) and the Company’s By-Laws or is approved by the shareholders. In respect to the consolidated statement of changes in equity, the amount corresponding to the non-controlling interest over the dividends declared are recognized directly in equity.

n) Labor and social obligations

Labor and social obligations are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

o) Share-based payments

Certain key executives of the Company receive remuneration in the form of share-based payments, which includes Stock Options and Restricted Stock Units (“RSUs”), whereby the executives render services as consideration for equity instruments (equity-settled transactions).

The expense of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

That expense is recognized in selling, general and administrative expenses, together with a corresponding increase in equity, over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of income for a period represents the movement in cumulative expense recognized as at the beginning and end of that period.

Service and non-market performance conditions are not considered when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Company’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value. Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met. Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

When the terms of an equity-settled award are modified, the minimum expense recognized is the grant date fair value of the unmodified award, provided the original vesting terms of the award are met. An additional expense, measured as at the date of modification, is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee. Where an award is cancelled by the entity or by the counterparty, any remaining element of the fair value of the award is expensed immediately through the statement of income.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

p) Revenue from contracts with customers

Revenue recognition transferred over time

The Company's revenue consists primarily of tuition fees charged for medical courses. The Company also generates revenue from tuition fees for other undergraduate courses, student fees, certain education-related activities, digital education content and subscription of digital services.

Revenues are recognized when services are rendered to the customer and the performance obligation is satisfied.

Revenue from tuitions, digital education content and electronic medical records are recognized over time when services are rendered to the customer and the Company satisfies its performance obligation under the contract at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. Revenues from tuitions are recognized net of scholarships and other discounts, refunds and taxes.

Other revenues are recognized at a point in time when the service is rendered to the customer at an amount that reflects the consideration to which the Company expects to be entitled in exchange for the service. Other revenues are presented net of the corresponding discounts, returns and taxes.

Revenue recognition transferred at point in time

Revenue from sale of printed books, e-books, healthcare payments, online platforms and marketing for pharmaceutical industry are recognized at the point in time when control of the asset or services is transferred to the customer, generally on delivery of the goods at the customer’s location and permission to access the digital content. The Company considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. In determining the transaction price for the printed books and e-books, the Company considers the effects of variable consideration, financing component, noncash consideration, and consideration payable to the customer to be not significant.

The Company concluded that it is the principal in its revenue arrangements.

The Company assesses collectability on a portfolio basis prior to recording revenue. Generally, students cannot re-enroll for the next academic session without satisfactory resolution of any past-due amounts. If a student withdraws from an institution, the Company's obligation to issue a refund depends on the refund policy at that institution and the timing of the student's withdrawal. Generally, the refund obligations are reduced over the course of the academic term.

Trade receivables

Trade receivables represent the Company’s right to an amount of consideration that is unconditional (i.e., only the passage of time is required before payment of the consideration is due). Refer to accounting policies of financial assets in Financial instruments - initial recognition and subsequent measurement.

Advances from customers

Advances from customers (a contract liability) are the obligation to transfer services to a customer for which the Company has received consideration (or an amount of consideration is due) from the customer, as a result of pre-paid tuition, digital education content and mobile app subscription for digital medical content received from customers and is recognized separately in current liabilities, when the payment is received. Advances from customers are recognized as revenue when the Company performs all obligations related to the contract, generally in the following month.

q) Taxes

The Company’s subsidiaries in the undergrad segment joined the PROUNI (Programa Universidade para Todos - University for All Program) program, which is a federal program that exempts post-secondary institutions of some federal taxes in exchange for providing a certain number of student enrollment for low-income students, and benefits from the exemption of the following federal taxes:

• Income taxes and social contribution

• PIS and COFINS

The regulation of PROUNI defines that the revenue from traditional and technological graduation activities is exempt from PIS and COFINS. For income from other teaching activities, PIS and COFINS are charged at rates of 0.65% and 3.00%, respectively, and for non-teaching activities, PIS is charged at a rate of 1.65% and to COFINS at 7.6%.

Current income taxes

Current income taxes were calculated based on the criteria established by the Normative Instruction of the Brazilian Internal Revenue Service, specifically regarding the PROUNI program, which allows exemption of these taxes from traditional and technological graduation activities.

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

r) Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in the share premium.

2.4 Changes in accounting policies and disclosures

New standards, interpretations and amendments issued and adopted by the Company

In the current year, the Company applied a series of changes to the IFRSs issued by the International Accounting Standards Board (IASB) that are mandatorily for an accounting period beginning on or after January 1, 2023, as listed below:

Amendments / standards	Description
Amendments to IAS 1 and IFRS Practice Statement 2 - Making Materiality Judgments

The amendments to IAS 1 and IFRS Practice Statement 2 provide guidance and examples to help entities apply materiality judgments to accounting policy disclosures. The amendments aim to help entities provide more useful accounting policy disclosures by replacing the requirement for entities to disclose their "material" accounting policies with a requirement to disclose their "material" accounting policies and adding guidance on how entities apply the concept of materiality when making decisions about accounting policy disclosures.

The amendments have had an impact on the Company’s disclosures of accounting policies, but not on the measurement, recognition or presentation of any items in the Company’s consolidated financial statements.

Amendments to IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors - Definition of Accounting Estimates

The amendments to IAS 8 clarify the distinction between changes in accounting estimates, changes in accounting policies and correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates.

These amendments have no significant impact on the Company’s consolidated financial statements.

Amendments to IAS 12 - Income Taxes - International Tax Reform - Pillar Two Model Rules

In October 2021, more than 130 countries agreed to implement a minimum tax regime for multinational groups, known as Pillar Two, to reform the international corporate taxation. Pillar Two aims to ensure that multinational groups in scope are liable to a minimum effective corporate tax rate of 15 per cent per country.

In December 2021, the OECD released the Pillar Two model rules - accompanied by commentary and guidelines - which are due to be passed into national legislation but adapted by local conditions.

In response to the OECD's Pillar Two rules, the amendments to IAS 12 were introduced and include: (i) a mandatory temporary exception to the recognition and disclosure of deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules; and (ii) disclosure requirements for affected entities to help users of the financial statements better understand an entity's exposure to Pillar Two income taxes arising from this legislation, especially prior to the effective date.

The countries where the Company has its tax domicile have not yet enacted any tax legislation in connection with Pillar Two. Therefore, these amendments have no significant impact on the Company’s consolidated financial statements as of December 2023

Amendments to IAS 12 Income Taxes - Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The amendments to IAS 12 Income Taxes narrow the scope of the initial recognition exception, so that it no longer applies to transactions that generate equal taxable and deductible temporary differences, such as leases and decommissioning liabilities.

These amendments have no significant impact on the Company’s consolidated financial statements.

IFRS 17 - Insurance Contracts

IFRS 17 is a new accounting standard with scope for insurance contracts, covering recognition and measurement, presentation and disclosure. IFRS 17 replaces IFRS 4 - Insurance Contracts. IFRS 17 applies to all types of insurance contracts (such as life, property and casualty, direct insurance and reinsurance), regardless of the type of entities issuing them, as well as to certain guarantees and financial instruments with discretionary participation characteristics; Some scope exceptions will apply.

The overall objective of IFRS 17 is to provide a comprehensive accounting model for insurance contracts that is most useful and consistent for insurers, covering all relevant accounting aspects.

The Company does not have any contracts that meet the definition of an insurance contract under IFRS 17.

New standards, interpretations and amendments issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s consolidated financial statements are presented below. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Amendments / standards	Description
Amendments to IFRS 16: Lease Liability in a Sale and Leaseback

In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a seller-lessee uses in measuring lease liability arising from a sale and lease back transaction, in order to ensure that the seller-lessee does not recognise any amount of the gain or loss that relates to the right of use that it holds.

The amendments are effective for annual financial statements periods beginning on or after January 1, 2024 and shall apply retrospectively to sale and leaseback transactions entered into after the initial application date of IFRS 16. Early adoption is permitted but must be disclosed.

Amendments to IAS 1: Classification of Liabilities as Current or Non-Current

In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

• What is meant by the right to postpone liquidation;

• That the right to defer should exist at the end of the financial reporting period;

• That the rating is not affected by the likelihood that the entity will exercise its right to defer;

• That only if a derivative embedded in a convertible liability is itself an equity instrument, the terms of a liability will not affect its classification.

In addition, a disclosure requirement has been introduced where a liability arising from a loan agreement is classified as non-current and the entity's right to postpone liquidation is contingent on the fulfilment of future covenants within twelve months.

The changes are effective for annual financial statement periods beginning on or after January 1, 2024 and should be applied retrospectively.

Supplier Financing Agreements - Amendments to IAS 7 and IFRS 7

In May 2023, the IASB issued amendments to IAS 7 and IFRS 7 to clarify the characteristics of supplier financing arrangements and require additional disclosures of such arrangements. The disclosure requirements in the amendments are intended to assist users of the financial statements in understanding the effects of financing arrangements with suppliers on an entity's obligations, cash flows, and exposure to liquidity risk.

The changes are effective for annual financial statement periods beginning on or after January 1, 2024. Early adoption is permitted but must be disclosed.

These amendments are not expected to have significant impact on the Company’s consolidated financial statements.